Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash and Cash Equivalents [Line Items]
Balance nominated in currencies	$ 507,799	$ 451,946
USD [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Balance nominated in currencies	250,840	217,948
NIS [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Balance nominated in currencies	179,066	157,725
Other currencies [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Balance nominated in currencies	$ 77,893	$ 76,273